UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21485

Cohen & Steers Select Utility Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

COHEN & STEERS SELECT UTILITY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

		Number of Shares	Value
COMMON STOCK	120.0%
ENERGY	8.7%
DISTRIBUTION	3.9%
Spectra Energy Corp.		1,987,064	$52,200,171
OIL & GAS EQUIPMENT & SERVICES	0.3%
Universal Compression Partners LP		105,000	3,244,500
OIL & GAS REFINING & MARKETING	3.0%
Spectra Energy Income Fund, (Canada)		1,055,850	9,099,790
Targa Resources Partners LP(a)		240,000	6,962,400
Williams Partners LP		501,500	23,936,595
			39,998,785
OIL & GAS STORAGE & TRANSPORATION	1.5%
DCP Midstream Partners LP		222,000	8,680,200
Magellan Midstream Holdings LP		39,800	1,049,924
Magellan Midstream Partners LP		34,200	1,600,560
Teekay LNG Partners LP		110,400	4,119,024
Teekay Offshore Partners LP		129,000	3,741,000
			19,190,708
TOTAL ENERGY			114,634,164
OIL COMPANY	0.1%
EXPLORATION & PRODUCTION	0.1%
Duncan Energy Partners LP(a)		66,900	1,729,365
TELECOMMUNICATION SERVICES - INTEGRATED TELECOMMUNICATIONS SERVICES	6.0%
AT&T		380,000	14,983,400
Citizens Communications Co.		2,030,000	30,348,500
Fairpoint Communications		855,000	16,424,550
Verizon Communications		280,000	10,617,600
Windstream Corp.		500,000	7,345,000
			79,719,050

		Number of Shares	Value

UTILITIES	105.2%
ELECTRIC UTILITIES	56.7%
Cleco Corp.		246,400	$6,364,512
DPL		209,700	6,519,573
Duke Energy Corp.		4,374,128	88,751,057
E.ON AG (ADR) (Germany)		953,916	43,078,847
Edison International		562,300	27,625,799
Entergy Corp.		849,150	89,092,818
Exelon Corp.		1,547,164	106,305,638
FirstEnergy Corp.		576,800	38,207,232
FPL Group		1,217,000	74,443,890
Hawaiian Electric Industries		466,700	12,129,533
ITC Holdings Corp.		323,800	14,017,302
Northeast Utilities		377,500	12,370,675
Pepco Holdings		1,366,200	39,647,124
Pinnacle West Capital Corp.		722,600	34,865,450
PPL Corp.		808,300	33,059,470
Progress Energy		755,750	38,120,030
Scottish and Southern Energy PLC (United Kingdom)		396,930	12,036,727
Southern Co.		2,052,500	75,224,125
			751,859,802
ELECTRIC–INTEGRATED	0.8%
Electricite de France (France)		131,500	11,024,690
GAS UTILITIES	6.3%
AGL Resources		187,100	7,992,912
Atmos Energy Corp.		210,500	6,584,440
Equitable Resources		1,412,500	68,252,000
			82,829,352
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS	6.8%
Constellation Energy Group		81,000	7,042,950
NRG Energy(a)		28,000	2,017,120
TXU Corp.		1,263,200	80,971,120
			90,031,190

		Number of Shares	Value

MULTI UTILITIES	33.5%
Ameren Corp.		962,400	$48,408,720
Consolidated Edison		1,062,200	54,235,932
Dominion Resources		414,600	36,804,042
DTE Energy Co.		865,500	41,457,450
Energy East Corp.		80,400	1,958,544
Integrys Energy Group		203,000	11,268,530
NiSource		159,000	3,885,960
NSTAR		346,339	12,163,426
PG&E Corp.		1,511,000	72,935,970
Public Service Enterprise Group		651,400	54,092,256
RWE AG (Germany)		81,479	8,619,335
Sempra Energy		200,000	12,202,000
TECO Energy		467,900	8,052,559
United Utilities PLC (United Kingdom)		840,651	12,498,043
Vectren Corp.		443,067	12,671,716
Xcel Energy		2,112,500	52,157,625
			443,412,108
PIPELINES	1.1%
Enterprise Products Partners LP		217,200	6,906,960
Kinder Morgan Energy Partners LP		155,400	8,186,472
			15,093,432
TOTAL UTILITIES			1,394,250,574
TOTAL COMMON STOCK (Identified cost—$1,089,334,617)			1,590,333,153

		Number of Shares	Value

PREFERRED SECURITIES—CAPITAL SECURITIES	6.1%
AUTO—FOREIGN	0.4%
Porsche International Finance PLC, 7.20%		5,000,000	$5,142,750
BANK	0.4%
Washington Mutual Preferred Funding Cayman, 7.25%, Series A-1, 144A(b)		5,250,000	5,086,189
DIVERSIFIED FINANCIAL SERVICES	1.1%
Old Mutual Capital Funding, 8.00%, (Eurobond)		13,850,000	14,438,625
ELECTRIC UTILITIES	0.5%
DPL Capital Trust II, 8.125%,		3,000,000	3,667,500
Entergy Louisiana LLC, 6.95%, 144A(b)		30,000	2,970,000
			6,637,500
FINANCE	0.3%
Capital One Capital III, 7.686%, due 8/15/36		3,500,000	3,766,634
FOOD	0.8%
Dairy Farmers of America, 7.875%, 144A(b)(c)		60,000	5,994,600
Gruma S.A., 7.75%, 144A(b)		5,000,000	5,087,500
			11,082,100
INSURANCE	1.3%
FINANCIAL GUARANTEE	0.2%
Security Capital Assurance Ltd., 6.88%, due 12/31/49, 144A(b)		3,000,000	3,000,000
MULTI-LINE	1.1%
AFC Capital Trust I, 8.207%, Series B		7,000,000	7,282,247
Liberty Mutual Insurance, 7.697%, 144A(b)		7,000,000	7,334,698
			14,616,945
TOTAL INSURANCE			17,616,945

		Number of Shares	Value

INTEGRATED TELECOMMUNICATIONS SERVICES	0.5%
Embarq Corp., 7.995%		7,000,000	$7,249,067
INVESTMENT BANKER/BROKER	0.2%
JP Morgan Chase Capital XVIII, 6.95%, Series R		2,000,000	2,091,162
OIL—EXPLORATION AND PRODUCTION	0.6%
Pemex Project Funding Master Trust, 7.75%		7,000,000	7,278,250
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$78,569,617)			80,389,222
PREFERRED SECURITIES—$25 PAR VALUE	15.8%
BANK	2.6%
Bank of America Corp., 6.204%, Series D		140,000	3,675,000
Bank of America Corp., 5.71%, Series E (FRN)		160,000	4,112,000
Chevy Chase Bank, 8.00%, Series C		92,500	2,432,288
Countrywide Capital V, 7.00%		325,975	7,979,868
First Republic Bank, 6.70%, Series A		118,700	3,038,126
HSBC USA, 6.50%, Series H		100,000	2,645,000
Sovereign Bancorp, 7.30%, Series C		200,000	5,470,000
Sovereign Capital Trust V, 7.75%, due 5/22/36		80,000	2,116,000
Zions Bancorporation, 5.875%, Series A (FRN)		100,000	2,587,500
			34,055,782
BANK—FOREIGN	0.6%
Northern Rock PLC, 8.00%, Series A		45,000	1,129,680
Santander Finance Preferred, 5.868%, (FRN), 144A(b)		200,000	4,850,000
Santander Finance Preferred, 6.50%, 144A(b)		80,000	1,984,000
			7,963,680
FINANCE	0.5%
Goldman Sachs Group, 6.03%, Series D (FRN)		80,000	2,099,200
Merrill Lynch & Co., 5.85%, Series 5 (FRN)		160,000	4,017,600
			6,116,800

		Number of Shares	Value

INSURANCE	0.4%
Arch Capital Group Ltd., 8.00%		60,000	$1,609,800
Arch Capital Group Ltd., 7.875%, Series B		24,200	635,008
Aspen Insurance Holdings Ltd., 7.401%, Series A		140,000	3,605,000
			5,849,808
MEDIA—DIVERSIFIED SERVICES	0.4%
Comcast Corp., 7.00%		220,000	5,665,000
REAL ESTATE	9.9%
DIVERSIFIED	2.0%
Colonial Properties Trust, 7.62%, Series E		49,500	1,252,350
Digital Realty Trust, 8.50%, Series A		56,000	1,445,920
Forest City Enterprises, 7.375%, Class A		80,800	2,044,240
iStar Financial, 7.875%, Series E		300,700	7,709,948
iStar Financial, 7.80%, Series F		120,000	3,062,400
iStar Financial, 7.65%, Series G		125,000	3,181,250
iStar Financial, 7.50%, Series I		113,940	2,898,064
LBA Realty Fund LP, 7.625%, Series B		139,750	2,934,750
Lexington Corporate Properties Trust, 8.05%, Series B		75,000	1,902,000
			26,430,922
HEALTH CARE	1.6%
Health Care REIT, 7.875%, Series D		72,550	1,900,810
Health Care REIT, 7.625%, Series F(d)		218,800	5,634,100
LTC Properties, 8.00%, Series F		547,713	13,966,681
			21,501,591
HOTEL	0.7%
Ashford Hospitality Trust, 8.55%, Series A		156,500	4,006,400
Equity Inns, 8.75%, Series B		75,900	1,956,702
Host Hotels & Resorts, 8.875%, Series E		100,000	2,700,000
			8,663,102

		Number of Shares	Value

MORTGAGE	0.2%
Newcastle Investment Corp., 8.05%, Series C		80,000	$2,000,000
OFFICE	2.9%
Alexandria Real Estate Equities, 8.375%, Series C		514,000	13,934,540
Brandywine Realty Trust, 7.50%, Series C		75,819	1,915,188
Corporate Office Properties Trust, 8.00%, Series G		38,486	985,242
Maguire Properties, 7.625%, Series A		273,526	6,756,092
SL Green Realty Corp., 7.625%, Series C		247,000	6,268,860
SL Green Realty Corp., 7.875%, Series D		347,333	8,992,451
			38,852,373
OFFICE/INDUSTRIAL	0.7%
PS Business Parks, 7.00%, Series H		75,700	1,904,612
PS Business Parks, 6.875%, Series I		54,950	1,365,508
PS Business Parks, 7.95%, Series K		230,000	6,101,900
			9,372,020
RESIDENTIAL—APARTMENT	0.4%
Apartment Investment & Management Co., 7.75%, Series U		30,000	765,900
Apartment Investment & Management Co., 8.00%, Series V		87,000	2,287,230
Apartment Investment & Management Co., 7.875%, Series Y		93,000	2,421,255
			5,474,385
SHOPPING CENTER	1.4%
COMMUNITY CENTER	1.2%
Cedar Shopping Centers, 8.875%, Series A		230,000	6,035,200
Developers Diversified Realty Corp., 7.50%, Series I		302,000	7,722,140
Saul Centers, 8.00%, Series A		67,500	1,728,000
			15,485,340
REGIONAL MALL	0.2%
CBL & Associates Properties, 7.75%, Series C		126,931	3,241,818
			3,241,818
TOTAL SHOPPING CENTER			18,727,158
TOTAL REAL ESTATE			131,021,551

		Number of Shares	Value

TELECOMMUNICATION SERVICES	0.4%
AT&T, 6.375%, due 2/15/56		100,000	$2,508,000
Telephone & Data Systems, 7.60%, due 12/1/41, Series A		53,800	1,343,386
United States Cellular Corp., 7.50%, due 6/15/34		70,000	1,774,500
			5,625,886
UTILITIES	1.0%
ELECTRIC UTILITIES	0.8%
Entergy Corp., 7.625%, ($50 par value)		40,200	2,612,598
Entergy Arkansas, 6.45%		79,000	2,033,460
PPL Electric Utilities Corp., 6.25%		240,000	6,210,000
			10,856,058
GAS UTILITIES	0.2%
Southern Union Co., 7.55%, Series A		100,000	2,600,000
TOTAL UTILITIES			13,456,058
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$202,155,582)			209,754,565

		Principal Amount

CORPORATE BONDS	5.1%
GAS UTILITIES	0.6%
Southern Union Co., 7.20%, due 11/1/66, (FRN)		$8,000,000	8,104,504
INDEPENDENT POWER PRODUCER	0.3%
NRG Energy, 7.375%, due 1/15/17		3,500,000	3,600,625
INSURANCE	1.0%
MULTI-LINE	0.5%
Catlin Insurance Co., 7.249%, due 12/31/49, 144A(b)		4,000,000	3,978,492
XL Capital Ltd., 6.50%, due 12/31/49, Series E		3,000,000	2,915,001
			6,893,493
MUTUAL INSURANCE	0.5%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(b)		6,000,000	5,866,422
TOTAL INSURANCE			12,759,915

		Principal Amount	Value
INTEGRATED TELECOMMUNICATIONS SERVICES	1.0%
Citizens Communications Co, 7.875%, due 1/15/27, 144A(b)		$2,000,000	$2,055,000
Citizens Communications Co, 9.00%, due 8/15/31		7,550,000	8,305,000
Citizens Communications Co., 7.125%, due 3/15/19, 144A(b)		3,000,000	2,985,000
			13,345,000
MEDIA	0.9%
Cablevision Systems Corp., 8.00%, due 4/15/12		3,100,000	3,162,000
Rogers Cable, 8.75%, due 5/1/32		7,000,000	8,680,000
			11,842,000
MULTI UTILITIES	0.6%
Dominion Resources, 7.50%, due 6/30/66		5,000,000	5,387,485
Dominion Resources Capital Trust I, 7.83%, due 12/1/27		2,000,000	2,037,596
			7,425,081
OIL & GAS REFINING & MARKETING	0.2%
Williams Partners LP, 7.25%, due 2/1/17, 144A(b)		2,500,000	2,656,250
OIL & GAS STORAGE & TRANSPORTATION	0.2%
Williams Cos. (The), 7.75%, due 6/15/31		3,000,000	3,225,000
SPECIAL PURPOSE ENTITY	0.2%
Valor Telecom Enterprise, 7.75%, due 2/15/15		2,750,000	2,976,875
WIRELESS TELECOMMUNICATIONS SERVICES	0.1%
Rogers Wireless Communications, 7.50%, due 3/15/15, 144A(b)		1,400,000	1,524,250
TOTAL CORPORATE BONDS (Identified cost—$64,956,442)			67,459,500

		Principal Amount	Value

COMMERCIAL PAPER	0.5%
San Paolo U.S. Finance Co., 4.15%, due 4/2/07 (Identified cost—$6,438,258)		$6,439,000	$6,438,258
TOTAL INVESTMENTS (Identified cost—$1,441,454,516)	147.5%		1,954,374,698

OTHER ASSETS IN EXCESS OF LIABILITIES	1.7%		22,637,912

LIQUIDATION VALUE OF PREFERRED SHARES	(49.2)%		(652,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $30.59 per share based on 43,320,750 shares of capital stock outstanding)	100.0%		$1,325,012,610

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
FRN	Floating Rate Note
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets applicable to common shares of the fund.

(a) Non-income producing security.

(b) Resale is restricted to qualified institutional investors. Aggregate holdings equal 4.2% of net assets applicable to common shares.

(c) Fair valued security. Aggregate holdings equal 0.4% of net assets applicable to common shares.

(d) 40,000 shares segregated as collateral for interest rate swap transactions.

Note 1. Investments in Interest Rate Swaps

					Unrealized
	Notional	Fixed	Floating Rate(a)		Appreciation/
Counterparty	Amount	Rate	(reset monthly)	Termination Date	(Depreciation)

Merrill Lynch Derivative Products AG	$40,000,000	3.8225%	5.320%	June 1, 2008	$604,381
Merrill Lynch Derivative Products AG	$35,000,000	4.085%	5.320%	May 27, 2009	564,656
Merrill Lynch Derivative Products AG	$40,000,000	3.995%	5.319%	July 7, 2009	778,296
Royal Bank of Canada	$35,000,000	3.8900%	5.320%	May 19, 2008	466,152
Royal Bank of Canada	$30,000,000	4.0775%	5.320%	June 1, 2009	517,907
UBS AG	$32,500,000	3.9775%	5.320%	June 17, 2008	415,971
UBS AG	$25,000,000	4.550%	5.320%	April 4, 2010	205,974
UBS AG	$32,000,000	4.153%	5.320%	May 26, 2010	637,771
UBS AG	$20,000,000	5.224%	5.320%	February 20, 2010	(217,251)
					$3,973,857

(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at March 31, 2007.

Note 2. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Note 3. Income Tax Information

As of March 31, 2007, the federal tax cost and net unrealized appreciation were as follows:

Gross unrealized appreciation	$515,188,137
Gross unrealized depreciation	2,267,955
Net unrealized appreciation	$512,920,182

Cost for federal income tax purposes	$1,441,454,516

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS SELECT UTILITY FUND, INC.

By:	/s/	Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Adam M. Derechin	By:	/s/	James Giallanza
		Name: Adam M. Derechin			Name: James Giallanza
		Title: President and principal			Title: Treasurer and principal
		executive officer			financial officer

Date: May 30, 2007